Income (Loss) per Common Share (Details) - Schedule of basic and diluted earnings per share - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net (loss) income attributable to common stockholders – basic, Continuing operations	$ (134,512)	$ (51,561)
Net (loss) income attributable to common stockholders – basic, Discontinued operations	60,037	1,136
Add: Effect of mark-to-market adjustment recognized during the period, Continuing operations	78,497
Add: Effect of mark-to-market adjustment recognized during the period, Discontinued operations
Net (loss) income attributable to common stockholders – diluted, Continuing operations	(56,015)	(51,561)
Net (loss) income attributable to common stockholders – diluted, Discontinued operations	$ 60,037	$ 1,136
Denominator:
Weighted-average shares of common stock – basic, Continuing operations	39,951,865	13,757,550
Weighted-average shares of common stock – basic, Discontinued operations	39,951,865	13,757,550
Effect from conversion of shares of common stock under the Convertible Senior Notes, Continuing operations	10,982,805
Effect from conversion of shares of common stock under the Convertible Senior Notes, Discontinued operations	10,982,805
Weighted-average shares of common stock – diluted, Continuing operations	50,934,670	13,757,550
Weighted-average shares of common stock – diluted, Discontinued operations	50,934,670	13,757,550
Basic earnings per share, Continuing operations	$ (3.37)	$ (3.75)
Basic earnings per share, Discontinued operations	1.5	0.08
Diluted earnings per share, Continuing operations	(1.1)	(3.75)
Diluted earnings per share, Discontinued operations	$ 1.18	$ 0.08